Consolidated Statements of Comprehensive (Loss)/Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net (Loss)/ Income Attributable to the Company
Net (loss)/income	$ (71,286)	$ (22,963)	$ 14,557
Other comprehensive (loss)/income
Foreign currency translation (loss)/gain	(6,626)	10,964	(10,722)
Total comprehensive (loss)/income	(77,912)	(11,999)	3,835
Less: Comprehensive income attributable to non-controlling interests	(2,566)	(5,033)	(1,427)
Total comprehensive (loss)/income attributable to the Company	$ (80,478)	$ (17,032)	$ 2,408